UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 70 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 70 ☒
(Check appropriate box or boxes.)
__________________
American Century Capital Portfolios, Inc. (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: May 8, 2015

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 8, 2015, at 8:30 a.m. pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
The sole purpose of this filing (Post-Effective Amendment No. 70) is to designate a new effective date, May 8, 2015, for the Registrant’s Post-Effective Amendment No. 67 previously filed on February 2, 2015.
This Post-Effective Amendment No. 70 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 67.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 30th day of April, 2015.

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. (Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*	President and Director	April 30, 2015
Jonathan S. Thomas

*	Vice President, Treasurer and Chief Financial Officer	April 30, 2015
C. Jean Wade

*	Director	April 30, 2015
Thomas A. Brown

*	Director	April 30, 2015
Barry Fink

*	Director	April 30, 2015
Andrea C. Hall, Ph.D.

*	Director	April 30, 2015
Jan M. Lewis

*	Chairman of the Board and Director	April 30, 2015
James A. Olson

*	Director	April 30, 2015
M. Jeannine Strandjord

*	Director	April 30, 2015
John R. Whitten

*	Director	April 30, 2015
Stephen E. Yates

*By:	/s/ Ryan Blaine
Ryan Blaine
Attorney in Fact
(pursuant to Power of Attorney
dated September 10, 2014)